Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund

Supplement to the Prospectuses and Summary Prospectuses Dated December 23, 2014

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has managed the Fund since its inception in 2009 (co-managed since 2013).

Christopher E. Wrazen, CFP, Portfolio Manager at Vanguard. He has co-managed the Fund since July 2015.

Prospectus Text Changes

Under the heading Investment Advisor in the description of managers primarily responsible for the day-to-day management of the Funds, references to Paul M. Malloy are removed, and the following is added:

Christopher E. Wrazen, CFP, Portfolio Manager at Vanguard. He has been with Vanguard since 2004, has worked in investment management since 2008, has managed investment portfolios since 2015, and has co-managed the Short-Term Corporate, Intermediate-Term Corporate, and Long-Term Corporate Bond Index Funds since July 2015. Education: B.S., West Chester University; M.B.A., Drexel University’s LeBow College of Business.

CFA® is a registered trademark owned by CFA Institute.

© 2015 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 1942 072015

Vanguard Scottsdale Funds

Supplement to the Statement of Additional Information Dated December 23, 2014

Statement of Additional Information Text Changes

In the Investment Advisory Services section, all references to Paul M. Malloy are removed. The following text is added under the heading “1. Other Accounts Managed” on page B-57:

Christopher E. Wrazen co-manages Vanguard Short-Term, Intermediate-Term, and Long-Term Corporate Bond Index
Funds; as of June 30, 2015, the Funds collectively held assets of $19.7 billion.

Within the same section, the following text is added under the heading “4. Ownership of Securities” on page B-58:

As of June 30, 2015, Mr. Wrazen did not own any shares of Vanguard Short-Term, Intermediate-Term, or Long-Term
Corporate Bond Index Funds.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 1690B 072015